Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands	Total	Series C Convertible Preferred Stock	Series C Convertible Preferred Stock 2014 Convertible Promissory Notes	Series B Convertible Preferred Stock	Private Placement	Convertible Preferred Stock	Convertible Preferred Stock Series D-1 Convertible Preferred Stock	Convertible Preferred Stock Series D-2 Convertible Preferred Stock	Convertible Preferred Stock Series C Convertible Preferred Stock	Convertible Preferred Stock Series C Convertible Preferred Stock 2014 Convertible Promissory Notes	Convertible Preferred Stock Series B Convertible Preferred Stock	Common Stock	Common Stock Series C Convertible Preferred Stock	Common Stock Private Placement	Additional Paid-in Capital	Additional Paid-in Capital Series C Convertible Preferred Stock	Additional Paid-in Capital Private Placement	Accumulated Deficit	Accumulated Deficit Series C Convertible Preferred Stock	Accumulated Deficit Series B Convertible Preferred Stock	Holders of Mirax Common Stock
Balance at Dec. 31, 2012	$ (89,274)											$ 8			$ 773			$ (90,055)
Temporary equity balance at Dec. 31, 2012						$ 79,540
Balance, shares at Dec. 31, 2012												730,203
Temporary equity balance , shares at Dec. 31, 2012						16,748,405
Issuance of common stock from option exercises	$ 1														1
Issuance of common stock from option exercises, shares	1,463											1,463
Accrued dividends	$ (2,898)																	(2,898)
Extinguishment of Series B-1, Series C, Series D-1 and Series D-2 convertible preferred stock						$ (105,217)
Extinguishment of Series B-1, Series C, Series D-1 and Series D-2 convertible preferred stock, shares						(22,308,230)
Stock-based compensation	219														219
Issuance of convertible preferred stock							$ 4,901	$ 15,030	$ 14,929
Issuance of convertible preferred stock, shares							983,558	3,013,797	2,564,638
Conversion of convertible securities, value		$ 8,887		$ (6,863)				$ 16,249	$ (7,475)		$ 112,080		$ 1			$ 103			$ 8,783	$ (6,863)
Conversion of convertible securities, shares						22,308,230		3,196,417	(1,470,485)		22,308,230		147,051
Issuance stock						2,564,638
Net loss	(27,222)																	(27,222)
Balance at Dec. 31, 2013	(117,150)											$ 9			1,096			(118,255)
Temporary equity balance at Dec. 31, 2013						$ 130,037
Temporary equity balance , shares at Dec. 31, 2013						25,036,330
Balance, shares at Dec. 31, 2013												878,717
Issuance of common stock from option exercises	$ 21														21
Issuance of common stock from option exercises, shares	28,320											28,320
Repurchase of Series A convertible preferred stock and deemed capital contribution	$ 9					$ (25)												9
Repurchase of Series A convertible preferred stock and deemed capital contribution, shares						(1,353)
Stock-based compensation	297														297
Issuance of convertible preferred stock									$ 4,969
Issuance of convertible preferred stock, shares									880,546
Conversion of convertible securities, value										$ 10,129
Conversion of convertible securities, shares			1,739,405			1,739,405				1,739,405
Issuance stock						880,546
Net loss	(33,800)																	(33,800)
Balance at Dec. 31, 2014	(150,623)											$ 9			1,414			(152,046)
Temporary equity balance at Dec. 31, 2014	$ 145,110	$ 30,027		$ 112,080		$ 145,110
Temporary equity balance , shares at Dec. 31, 2014	27,654,928	5,184,589		22,308,230		27,654,928
Balance, shares at Dec. 31, 2014												907,037
Issuance of common stock from option exercises	$ 24														24
Issuance of common stock from option exercises, shares	31,427											31,427
Stock-based compensation	$ 1,066														1,066
Issuance of convertible preferred stock									$ 15,729
Issuance of convertible preferred stock, shares									2,727,059
Conversion of convertible securities, value	160,839					$ (160,839)						$ 304			160,535
Conversion of convertible securities, shares						(30,381,987)						30,381,987
Issuance of common stock value private placement					$ 26,323									$ 59			$ 26,264
Issuance stock						2,727,059								5,884,504							1,000,005
Conversion of convertible preferred stock warrants into common stock warrants in connection with the Merger	93														93
Issuance of common stock warrants to placement agent as payment for services	316														316
Net loss	(44,995)																	(44,995)
Balance at Dec. 31, 2015	(6,957)											$ 372			$ 189,712			$ (197,041)
Temporary equity balance at Dec. 31, 2015	$ 0
Temporary equity balance , shares at Dec. 31, 2015	0
Balance, shares at Dec. 31, 2015												38,204,960
Issuance of common stock from option exercises, shares	157,174
Conversion of convertible preferred stock warrants into common stock warrants in connection with the Merger	$ 93
Net loss	(25,483)
Balance at Jun. 30, 2016	$ (31,085)
Temporary equity balance , shares at Jun. 30, 2016	0